UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2006
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Advance Capital Management, Inc.
Address:  	One Towne Square, Suite 444
            Southfield, MI  48076-3704

Form 13F File Number:   28-6474
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christopher M. Kostiz
Title:    President
Phone:    (248) 350-8543

Signature, Place, and Date of Signing:

/S/Christopher M. Kostiz                   Southfield, MI            12/31/06
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[  ]  13F HOLDINGS REPORT.  (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number                       Name
               28-115                       T. Rowe Price
     ----------------------------         ------------------
     [Repeat as necessary.]


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                          -----------------
Form 13F Information Table Entry Total:          138
                                          -----------------
Form 13F Information Table Value Total:   $     22,460
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number            Name

       --------            ----------------------          --------------
[Repeat as necessary.]



                                                       SUMMARY TABLE
                                                       31-Dec-06

                                                                                                            VOTING
                                TITLE                  IN $1000'S     SHARES/          PUT/  INVESTMT       SOLE
       NAME OF ISSUER           OF CLASS   CUSIP       VALUE          PRN AMT  SH/PRN  CALL  DSCRETN   MGRS AUTHORITY
AAPL   APPLE COMPUTER           COM        037833100   260            3,100                  SOLE           3,100
ABT    ABBOTT LABS              COM        002824100   200            4,050                  SOLE           4,050
ADBE   ADOBE SYSTEMS INC.       COM        00724F101   150            3,700                  SOLE           3,700
ADM    ARCHER-DANIELS           COM        039483102   40             1,400                  SOLE           1,400
ADSK   AUTODESK                 COM        052769106   60             1,500                  SOLE           1,500
AEOS   AMERICAN EAGLE           COM        009989072   70             2,250                  SOLE           2,250
AIG    AMERICAN INT'L.  GRO     COM        026874107   370            5,137                  SOLE           5,137
ALTR   ALTERA CORPORATION       COM        021441100   60             3,000                  SOLE           3,000
AMAT   APPLIED MATERIAL         COM        038222105   170            9,000                  SOLE           9,000
AMGN   AMGEN, INC.*             COM        031162100   340            4,950                  SOLE           4,950
AMX    AMERICA MOVIL SA         COM        02364W105   120            2,750                  SOLE           2,750
AXP    AMERICAN EXPRESS COM     COM        025816109   280            4,550                  SOLE           4,550
AZN    ASTRAZENECA GROUP PL     COM        046353108   110            2,000                  SOLE           2,000
BA     BOEING COMPANY           COM        097023105   240            2,750                  SOLE           2,750
BBBY   BED BATH & BEYOND, I     COM        075896100   80             2,000                  SOLE           2,000
BBY    BEST BUY CO INC          COM        086516101   100            2,050                  SOLE           2,050
BDX    BECTON DICKINSON &       COM        075887109   70             1,000                  SOLE           1,000
BEN    FRANKLIN RESOURCES,      COM        354613101   110            1,000                  SOLE           1,000
BHI    BAKER HUGHES INC.        COM        057224107   100            1,400                  SOLE           1,400
BIIB   BIOGEN IDEC INC          COM        09062X103   100            2,000                  SOLE           2,000
BLK    BLACKROCK INC            COM        09247X101   40             250                    SOLE           250
BNI    BURLINGTON NORTHERN      COM        12189T104   110            1,450                  SOLE           1,450
BRCM   BROADCOM CORPORATION     COM        111320107   90             2,925                  SOLE           2,925
BTU    PEABODY ENERGY           COM        704549104   80             2,000                  SOLE           2,000
C      CITIGROUP, INC.          COM        172967101   200            3,516                  SOLE           3,516
CAH    CARDINAL HEALTH, INC     COM        14149Y108   130            2,050                  SOLE           2,050
CAM    CAMERON INTL CORP        COM        13342B105   50             1,000                  SOLE           1,000
CAT    CATERPILLER INC.         COM        149123101   190            3,150                  SOLE           3,150
CELG   CELGENE CORP.            COM        151020104   140            2,500                  SOLE           2,500
CHRW   C.H. ROBINSON WORLDW     COM        12541W209   100            2,350                  SOLE           2,350
CMCSA  COMCAST CORP             COM        20030N101   230            5,500                  SOLE           5,500
CME    CHICAGO MERCANTILE       COM        167760107   150            300                    SOLE           300
CMX    CAREMARK RX INC          COM        141705103   150            2,700                  SOLE           2,700
COH    COACH INC                COM        189754104   70             1,650                  SOLE           1,650
COP    CONOCOPHILLIPS           COM        20825C104   110            1,499                  SOLE           1,499
COST   COSTCO                   COM        22160K105   120            2,300                  SOLE           2,300
CSCO   CISCO                    COM        17275R102   690            25,200                 SOLE           25,200
CTSH   COGNIZANT TECHNOLOGY     COM        192446102   70             900                    SOLE           900
CTXS   CITRIX SYSTEMS INC.      COM        177376100   30             1,000                  SOLE           1,000
CVS    CVS CORPORATION          COM        126650100   100            3,250                  SOLE           3,250
CWTR   COLDWATER CREEK          COM        193068103   70             2,800                  SOLE           2,800
DELL   DELL COMPUTER            COM        24702R101   150            6,100                  SOLE           6,100
DGX    QUEST DIAGNOSTICS IN     COM        74834L100   50             900                    SOLE           900
DHR    DANAHER CORPORATION      COM        235851102   90             1,300                  SOLE           1,300
DIS    DISNEY, WALT COMPANY     COM        254687106   210            6,000                  SOLE           6,000
DNA    GENENTECH INC            COM        368710406   310            3,850                  SOLE           3,850
EBAY   EBAY INC.                COM        278642103   290            9,700                  SOLE           9,700
EMC    EMC CORPORATION - MA     COM        268648102   100            7,900                  SOLE           7,900
EOG    EOG RESOURCES INC        COM        26875P101   60             950                    SOLE           950
ERTS   ELECTRONIC ARTS, INC     COM        285512109   180            3,550                  SOLE           3,550
EXPD   EXPEDITORS INTL WASH     COM        302130109   80             1,950                  SOLE           1,950
FAST   FASTENAL CO              COM        311900104   50             1,300                  SOLE           1,300
FDC    FIRST DATA CORP.         COM        319963104   130            5,050                  SOLE           5,050
FRX    FOREST LABORATORIES      COM        345838106   80             1,600                  SOLE           1,600
GD     GENERAL DYNAMICS COR     COM        369550108   120            1,600                  SOLE           1,600
GE     GENERAL ELECTRIC COM     COM        369604103   640            18,060                 SOLE           18,060
GENZ   GENZYME CORP             COM        372917104   90             1,450                  SOLE           1,450
GILD   GILEAD SCIENCES, INC     COM        375558103   200            3,150                  SOLE           3,150
GLW    CORNING INC.             COM        219350105   130            7,100                  SOLE           7,100
GOOG   GOOGLE                   COM        38259P508   510            1,100                  SOLE           1,100
GRMN   GARMIN LTD.              COM        G37260109   60             1,050                  SOLE           1,050
GS     GOLDMAN SACHS            COM        38141G104   380            1,900                  SOLE           1,900
HAL    HALLIBURTON COMPANY      COM        406216101   130            4,100                  SOLE           4,100
HD     HOME DEPOT               COM        437076102   280            7,050                  SOLE           7,050
HET    HARRAH'S                 COM        413619107   90             1,050                  SOLE           1,050
HON    HONEYWELL INTERNATIO     COM        438516106   70             1,500                  SOLE           1,500
HPQ    HEWLETT PACKARD          COM        428236103   210            5,000                  SOLE           5,000
IACI   IAC/INTERACTIVECORP      COM        44919P300   50             1,400                  SOLE           1,400
IBM    IBM                      COM        459200101   450            4,600                  SOLE           4,600
IGT    INTERNATIONAL GAME T     COM        459902102   110            2,450                  SOLE           2,450
ITW    ILLINOIS TOOL WORKS      COM        452308109   80             1,800                  SOLE           1,800
JNJ    JOHNSON & JOHNSON        COM        478160104   560            8,500                  SOLE           8,500
JPM    JP MORGAN CHASE & CO     COM        46625H100   140            3,000                  SOLE           3,000
KO     COCA COLA                COM        191216100   200            4,150                  SOLE           4,150
KSS    KOHLS CORPORATION        COM        500255104   130            1,900                  SOLE           1,900
LEH    LEHMAN BROTHERS HOLD     COM        524908100   80             1,000                  SOLE           1,000
LLL    L-3 COMMUNICATIONS       COM        502424104   50             600                    SOLE           600
LLY    LILLY (ELI)              COM        532457108   160            3,100                  SOLE           3,100
LM     LEGG MASON, INC.         COM        524901105   130            1,400                  SOLE           1,400
LMT    LOCKHEED MARTIN CORP     COM        539830109   120            1,300                  SOLE           1,300
LOW    LOWE'S COS INC           COM        548661107   230            7,300                  SOLE           7,300
LRCX   LAM RESEARCH CORP.       COM        512807108   80             1,500                  SOLE           1,500
LVS    LAS VEGAS SANDS          COM        517834107   130            1,500                  SOLE           1,500
MCHP   MICROCHIP TECHNOLOGY     COM        595017104   80             2,550                  SOLE           2,550
MCK    MCKESSON CORP.           COM        58155Q103   70             1,300                  SOLE           1,300
MCO    MOODY'S CORP.            COM        615369105   40             550                    SOLE           550
MDT    MEDTRONIC INC.           COM        585055106   260            4,850                  SOLE           4,850
MER    MERRILL LYNCH & COMP     COM        590188108   130            1,400                  SOLE           1,400
MHP    MCGRAW-HILL, INC.        COM        580645109   90             1,250                  SOLE           1,250
MMM    3M CO.                   COM        88579Y101   170            2,200                  SOLE           2,200
MNST   MONSTER WORLDWIDE IN     COM        611742107   80             1,750                  SOLE           1,750
MO     ALTRIA GROUP INC.        COM        02209S103   320            3,700                  SOLE           3,700
MOT    MOTOROLA INC             COM        620076109   150            7,150                  SOLE           7,150
MRVL   MARVELL TECHNOLOGY       COM        G5876H105   100            5,000                  SOLE           5,000
MSFT   MICROSOFT                COM        594918104   780            26,200                 SOLE           26,200
MXIM   MAXIM INTEGR. PROD       COM        57772K101   100            3,200                  SOLE           3,200
NKE    NIKE                     COM        654106103   60             650                    SOLE           650
NSM    NATIONAL SEMICONDUCT     COM        637640103   20             1,000                  SOLE           1,000
NTAP   NETWORK APPL.  INC.      COM        64120L104   100            2,500                  SOLE           2,500
NVDA   NVIDIA CORP.             COM        67066G104   60             1,500                  SOLE           1,500
ORCL   ORACLE                   COM        68389X105   270            15,600                 SOLE           15,600
OXY    OCCIDENTAL PETROLEUM     COM        674599105   70             1,350                  SOLE           1,350
PAYX   PAYCHEX, INC.            COM        704326107   140            3,500                  SOLE           3,500
PEP    PEPSICO, INC.            COM        713448108   320            5,050                  SOLE           5,050
PFE    PFIZER INC.              COM        717081103   320            12,275                 SOLE           12,275
PG     PROCTOR & GAMBLE         COM        742718109   570            8,800                  SOLE           8,800
QCOM   QUALCOMM INC             COM        747525103   280            7,400                  SOLE           7,400
S      SPRINT NEXTEL CORP       COM        852061100   130            6,794                  SOLE           6,794
SAP    SAP AG                   COM        803054204   80             1,600                  SOLE           1,600
SBUX   STARBUCKS CORPORATIO     COM        855244109   150            4,250                  SOLE           4,250
SGMS   SCIENTIFIC GAMES COR     COM        80874P109   70             2,300                  SOLE           2,300
SII    SMITH INTERNATIONAL,     COM        832110100   50             1,150                  SOLE           1,150
SLB    SCHLUMBERGER, LTD.       COM        806857108   250            3,950                  SOLE           3,950
SNDK   SANDISK                  COM        80004C101   70             1,600                  SOLE           1,600
SPLS   STAPLES, INC.            COM        855030102   130            4,800                  SOLE           4,800
STJ    ST JUDE MEDICAL INC.     COM        790849103   80             2,250                  SOLE           2,250
STT    STATE STREET CORP        COM        857477103   90             1,300                  SOLE           1,300
SYK    STRYKER CORPORATION      COM        863667101   90             1,550                  SOLE           1,550
TEVA   Teva Pharmaceutical      COM        881624209   160            5,100                  SOLE           5,100
TGT    TARGET CORP.             COM        010837065   190            3,250                  SOLE           3,250
TXN    TEXAS INSTRUMENTS        COM        882508104   170            6,000                  SOLE           6,000
UNH    UNITEDHEALTH GROUP I     COM        91324P102   210            4,000                  SOLE           4,000
UPS    UPS                      COM        911312106   220            2,900                  SOLE           2,900
URBN   URBAN OUTFITTERS         COM        917047102   60             2,800                  SOLE           2,800
UTX    UNITED TECHNOLOGIES      COM        913017109   130            2,000                  SOLE           2,000
VAR    VARIAN MEDICAL SYSTE     COM        92220P105   120            2,500                  SOLE           2,500
VLO    VALERO ENERGY CORP       COM        91913Y100   80             1,500                  SOLE           1,500
WAG    WALGREEN CO              COM        931422109   140            3,000                  SOLE           3,000
WFC    WELLS FARGO              COM        949746101   210            5,800                  SOLE           5,800
WFMI   WHOLE FOODS              COM        966837106   50             1,050                  SOLE           1,050
WFT    WEATHERFORD INTL LTD     COM        G95089101   80             1,800                  SOLE           1,800
WIT    WIPRO LTD.               COM        97651M109   50             3,000                  SOLE           3,000
WLP    WELLPOINT INC.           COM        94973V107   180            2,250                  SOLE           2,250
WMT    WAL-MART                 COM        931142103   300            6,500                  SOLE           6,500
WU     WESTERN UNION            COM        959802109   110            5,050                  SOLE           5,050
WYE    WYETH                    COM        983024100   190            3,700                  SOLE           3,700
XLNX   XILINX, INC.*            COM        983919101   120            4,900                  SOLE           4,900
XOM    EXXON MOBIL CORP.        COM        30231G102   270            3,544                  SOLE           3,544
YHOO   YAHOO INC                COM        984332106   310            12,000                 SOLE           12,000

                                                             22,460


*  PLEASE NOTE THAT T. ROWE PRICE ASSOCIATES IS THE SUB-ADVISOR
FOR THE STOCKS IN THE ADVANCE CAPITAL I BALANCED FUND AND THE
EQUITY GROWTH FUND.  THEY HAVE FILED THESE SECURITIES ON OUR
BEHALF ON THEIR 13F REPORT.